CONSOLIDATED STATEMENTS OF INCOME AND OTHER COMPREHENSIVE INCOME (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Revenue
- Sale of goods	$ 61,833,832	$ 29,577,355	$ 139,788,798	$ 50,973,913	$ 88,072,327	$ 31,231,728
- Consulting and service income for development contracts	8,707,308	18,773,333	39,666,915	38,439,693	50,541,312	20,648,175
- Commission	166,557	0	760,064	265,385
Revenues, Total	70,707,697	48,350,688	180,215,777	89,678,991	138,613,639	51,879,903
Cost of goods sold	(41,315,537)	(16,999,154)	(93,483,840)	(28,254,635)	(50,558,514)	(17,645,392)
Cost of services	(3,269,035)	(5,598,700)	(19,695,548)	(14,099,682)	(18,248,957)	(9,306,482)
Gross profit	26,123,125	25,752,834	67,036,389	47,324,674	69,806,168	24,928,029
General and administrative expenses	(2,026,989)	(1,317,759)	(5,840,681)	(6,275,758)	(8,385,862)	(5,302,736)
Net income from operations	24,096,136	24,435,075	61,195,708	41,048,916	61,420,306	19,625,293
Other income
Government grant	343,481	3,312	423,240	82,164	139,836	0
Other income	41,264	127,551	107,171	564,749	308,332	449,498
Gain on extinguishment of debts	160,997	641,831	1,212,010	1,459,343	1,666,386	987,518
Interest expense	(286,376)	(5,630)	(398,386)	(5,630)	(282,320)	0
Net income	259,366	767,064	1,344,035	2,100,626	1,832,234	1,437,016
Net income before income taxes	24,355,502	25,202,139	62,539,743	43,149,542	63,252,540	21,062,309
Provision for income taxes	0	0	0	0	0	(31)
Net income	24,355,502	25,202,139	62,539,743	43,149,542	63,252,540	21,062,278
Less: Net (income) loss attributable to the non - controlling interest	(5,602,728)	(2,476,834)	(13,077,257)	(4,462,754)	(5,706,708)	(5,371,246)
Net income from continuing operations attributable to Sino Agro Food, Inc. and subsidiaries	18,752,774	22,725,305	49,462,486	38,686,788	57,545,832	15,691,032
Discontinued operations
Net income from discontinued operations - sale of subsidiaries to a related party					0	10,203,951
Less: Net income attributable to the non - controlling interest					0	0
Net income from discontinued operations attributable to the Sino Agro Food, Inc. and subsidiaries					0	10,203,951
Total net income from continuing and discontinued operations	18,752,774	22,725,305	49,462,486	38,686,788	57,545,832	25,894,983
Other comprehensive income (loss)
Foreign currency translation gain	822,349	(545,616)	2,258,890	1,095	448,984	3,815,775
Comprehensive income	19,575,123	22,179,689	51,721,376	38,687,883	57,994,816	29,710,758
Less: other comprehensive (income) loss attributable to the non - controlling interest	(165,987)	186,885	(331,758)	55,675	(27,548)	(721,880)
Comprehensive income attributable to Sino Agro Food, Inc. and subsidiaries	19,409,136	22,366,574	51,389,618	38,743,558	57,967,268	28,988,878
Dividend	$ 0	$ 3,125,661	$ 0	$ 3,125,661
Earnings per share attributable to Sino Agro Food, Inc. and subsidiaries common stockholders:
Basic (in dollars per share)	$ 0.15	$ 0.27	$ 0.43	$ 0.51	$ 0.70	$ 0.43
Diluted (in dollars per share)	$ 0.15	$ 0.25	$ 0.40	$ 0.47	$ 0.63	$ 0.39
Earnings per share attributable to Sino Agro Food, Inc. and subsidiaries common stockholders:
From continuing operations, Basic (in dollars per share)					$ 0.70	$ 0.26
From continuing operations, Diluted (in dollars per share)					$ 0.63	$ 0.23
Earnings per share attributable to Sino Agro Food, Inc. and subsidiaries common stockholders:
From discontinued operations, Basic (in dollars per share)					$ 0.00	$ 0.17
From discontinued operations, Diluted (in dollars per share)					$ 0.00	$ 0.16
Weighted average number of shares outstanding:
Basic (in shares)	122,057,655	84,475,977	115,580,104	75,676,204	82,016,910	60,158,210
Diluted (in shares)	129,057,655	91,475,977	123,525,159	82,676,204	92,016,910	67,158,210